INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	The components of inventory as of the periods presented were as follows:

	December 31,
(in thousands)	2021	2020
Raw materials	$4,782	$681
Work in process	3,001	2,138

Total inventory	$7,783	$2,819